LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Balanced Fund

Supplement Dated July 9, 2026

to the Summary and Statutory Prospectuses dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Summary and Statutory Prospectuses for the LVIP American Century Balanced Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective July 31, 2026, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.	All references to, and information regarding, Justin M. Brown and Joseph Reiland, in the Fund’s Summary and Statutory Prospectuses are deleted in their entirety.

2.	The following supplements the information related to American Century Investment Management, Inc. (“American Century”) under Portfolio Managers on page 4 of the Summary Prospectus:

American Century Portfolio Managers	Company Title	Experience with Fund
DJ Cross, CFA	Vice President, Portfolio Manager and Senior Investment Analyst	Since July 2026
Scott Marolf	Vice President and Senior Portfolio Manager	Since July 2026

3.	The first sentence under the information under Management and Organization — American Century Portfolio Managers on page 11 of the Statutory Prospectus is deleted and replaced with the following:

Stephen Bartolini, Robert J. Bove, DJ Cross, Jason Greenblath, Scott Marolf and Charles Tan are responsible for the day-to-day management of the Fund’s assets.

4.	The following supplements the information under Management and Organization — American Century Portfolio Managers on page 11 of the Statutory Prospectus:

DJ Cross, CFA, Vice President, Portfolio Manager and Senior Investment Analyst, co-manages U.S. Large Cap Growth, U.S. Sustainable Large Cap Core and U.S. Sustainable Large Cap Growth strategies and provides fundamental research and analysis for all strategies managed by the U.S. Large Cap Growth team. He has been a member of the team since joining American Century in 2016 as a Senior Investment Analyst. Previously, DJ was a Vice President and Equity Analyst at Neuberger Berman. Prior to that, he was a Vice President and Equity Analyst at Bank of America Merrill Lynch. DJ began his career as a Financial Analyst with EMC. He has worked in the investment industry since 2003. DJ earned a bachelor’s degree in Finance from Boston College. He is a CFA® charterholder and a member of the CFA Institute.

Scott Marolf, Vice President, Senior Portfolio Manager, co-manages the U.S. Large Cap Growth, U.S. Sustainable Large Cap Core and U.S. Sustainable Large Cap Growth strategies. He also provides fundamental equity research and analysis for all strategies managed by the U.S. Large Cap Growth team, a role he has played since joining the team in 2014 as a Senior Investment Analyst. Previously, he provided fundamental equity research and analysis for the U.S. Opportunistic Mid Cap Growth and U.S. All Cap Growth strategies. Prior to joining American Century in 2008, Scott worked as a Senior Auditor at Americo Financial Life & Annuity and as an Auditor for Sprint Corporation. He has worked in the industry since 2003. Scott holds bachelor’s degrees in Business Administration and Spanish from the University of Missouri- Kansas City and a master’s degree in Business Administration from Indiana University.

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LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Balanced Fund

Supplement Dated July 9, 2026

to the Statement of Additional Information (“SAI”) dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the LVIP American Century Balanced Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

1.	Effective July 31, 2026, all references to, and information regarding Justin M. Brown and Joseph Reiland, in the SAI, are deleted in their entirety.

2.	The following supplements the information under Other Accounts Managed – American Century Investment Management, Inc:

	Total Number of Other Accounts	Total Assets (in millions) of Other Accounts	Number of Other Accounts Paying Performance Fees	Total Assets (in millions) of Other Accounts Paying Performance Fees
DJ Cross, CFA[1]
Registered Investment Companies	6	$18.3 billion	0	$0
Other Pooled Investment Vehicles	1	$582.0 million	0	$0
Other Accounts	4	$658.7 million	0	$0
Scott Marolf[1]
Registered Investment Companies	6	$18.3 billion	0	$0
Other Pooled Investment Vehicles	1	$582.0 million	0	$0
Other Accounts	4	$658.7 million	0	$0

1 Information is as of June 26, 2026.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE